Events subsequent to December 31, 2023	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events subsequent to December 31, 2023	Event subsequent to December 31, 2023
On January 23, 2024 Sanofi announced the entry into a merger agreement with Inhibrx, Inc. (Inhibrx), a publicly traded, clinical-stage biopharmaceutical company focused on developing a broad pipeline of novel biologic therapeutic candidates in oncology and orphan diseases (the Merger Agreement), pursuant to which Sanofi has agreed to acquire Inhibrx following the spin-off of Inhibrx's non-INBRX-101 assets and liabilities into a new publicly traded company ("New Inhibrx"). Under the terms of the Merger Agreement, Sanofi has agreed to: (i) provide Inhibrx's stockholders with consideration of $30 per share of Inhibrx common stock at the closing of the merger (approximately $1.7 billion), and to additionally issue one non-transferable contingent value right per share of Inhibrx common stock, which will entitle its holder to receive a deferred cash payment of $5, conditioned upon the achievement of a regulatory milestone (approximately $0.3 billion, if the regulatory milestone is achieved); (ii) pay off Inhibrx’s outstanding third-party debt (approximately $0.2 billion); and (iii) provide a capital contribution to New Inhibrx (up to $0.2 billion). At the closing of the merger, Sanofi will acquire 100% of the equity interests in Inhibrx, which will become a 100% wholly owned subsidiary of Sanofi. In addition, Inhibrx will retain a minority stake (approximately 8% equity interest) in New Inhibrx. INBRX-101 is a human recombinant protein that holds the promise of allowing Alpha-1 Antitrypsin Deficiency (AATD) patients to achieve normalization of serum AAT levels with less frequent (monthly vs. weekly) dosing. AATD is an inherited rare disease characterized by low levels of AAT protein, predominantly affecting the lung with progressive deterioration of the tissue. INBRX-101 may help to reduce inflammation and prevent further deterioration of lung function in affected individuals. INBRX-101 acquisition is expected to support Sanofi’s portfolio growth strategy and complements the Company’s 30-year heritage in rare diseases and track record in immunology and inflammation. The transaction is subject to various closing conditions, including the receipt of regulatory approvals and completion of the spin-off of New Inhibrx. Assuming satisfaction of those closing conditions, Sanofi currently anticipates that the transaction will close in the second quarter of 2024.